Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary shares, authorized	[1]	28,125,000	28,125,000
Ordinary shares, issued	[1]	3,250,000	3,125,000
Ordinary shares, outstanding	[1]	3,250,000	3,125,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary shares, authorized	[1]	3,125,000	3,125,000
Ordinary shares, issued	[1]	62,500
Ordinary shares, outstanding	[1]	62,500

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.